Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Organization
Boyd Gaming Corporation (and together with its subsidiaries, the "Company," the "Registrant", "Boyd Gaming," "we" or "us") was incorporated in the state of Nevada in 1988 and has been operating since 1975. The Company's common stock is traded on the New York Stock Exchange under the symbol "BYD".

The consolidated financial statements reflect the impact of the following events:

•
Presentation of our equity investment in Borgata Hotel Casino & Spa ("Borgata"), and results of Borgata prior to deconsolidation on September 30, 2014, as discontinued operations for all periods presented (see Notes 2 and 3);

•	Aggregation of Peninsula and Midwest & South segments following the refinancing of Peninsula Gaming, LLC, ("Peninsula") debt on September 2, 2016 (see Notes 8 and 15);

•
Reclassification of Boyd Acquisition I, LLC, Boyd Acquisition II, LLC, Peninsula Gaming, LLC, Belle of Orleans, L.L.C., Diamond Jo, LLC, Diamond Jo Worth, LLC, Kansas Star Casino, LLC, and The Old Evangeline Downs, L.L.C., from "Non-Guarantor Subsidiaries (100% Owned)" to "Guarantor Subsidiaries" for purposes of our condensed consolidating financial information (see Note 17.)

As of December 31, 2015, we are a diversified operator of 21 wholly owned gaming entertainment properties. Headquartered in Las Vegas, we have gaming operations in Nevada, Illinois, Indiana, Iowa, Kansas, Louisiana and Mississippi which we aggregate in order to present the following three reportable segments:

Las Vegas Locals
Gold Coast Hotel and Casino	Las Vegas, Nevada
The Orleans Hotel and Casino	Las Vegas, Nevada
Sam's Town Hotel and Gambling Hall	Las Vegas, Nevada
Suncoast Hotel and Casino	Las Vegas, Nevada
Eldorado Casino	Henderson, Nevada
Jokers Wild Casino	Henderson, Nevada

Downtown Las Vegas
California Hotel and Casino	Las Vegas, Nevada
Fremont Hotel and Casino	Las Vegas, Nevada
Main Street Station Casino, Brewery and Hotel	Las Vegas, Nevada

Midwest and South
Par-A-Dice Hotel Casino	East Peoria, Illinois
Blue Chip Casino, Hotel & Spa	Michigan City, Indiana
Diamond Jo Dubuque	Dubuque, Iowa
Diamond Jo Worth	Northwood, Iowa
Kansas Star Casino	Mulvane, Kansas
Amelia Belle Casino	Amelia, Louisiana
Delta Downs Racetrack Casino & Hotel	Vinton, Louisiana
Evangeline Downs Racetrack and Casino	Opelousas, Louisiana
Sam's Town Hotel and Casino	Shreveport, Louisiana
Treasure Chest Casino	Kenner, Louisiana
IP Casino Resort Spa	Biloxi, Mississippi
Sam's Town Hotel and Gambling Hall	Tunica, Mississippi

As a result of the sale of our equity interest in Borgata (see Note 2, Acquisitions and Divestitures), we no longer report our interest in Borgata as a Reportable Segment.

In third quarter 2016, the Peninsula Gaming, LLC, ("Peninsula") debt was refinanced, eliminating the financing structure that restricted our ability to transfer cash from Peninsula to Boyd Gaming. As a result of the elimination of this restriction, management concluded that the properties previously comprising the Peninsula segment have been aggregated into the Midwest and South reportable segment, and we have retrospectively adjusted the presentation for all periods presented.

In addition to these properties, we own and operate a travel agency and a captive insurance company that underwrites travel-related insurance, each located in Hawaii. Financial results for our travel agency and our captive insurance company are included in our Downtown Las Vegas segment, as our Downtown Las Vegas properties concentrate significant marketing efforts on gaming customers from Hawaii.

Basis of Presentation
The consolidated financial statements include the accounts of the Company and its subsidiaries.

Investments in unconsolidated affiliates, which are 50% or less owned and do not meet the consolidation criteria of the authoritative accounting guidance for voting interest, controlling interest or variable interest entities, are accounted for under the equity method.

All material intercompany accounts and transactions have been eliminated in consolidation.

Discontinued Operations
On August 1, 2016, Boyd Gaming completed the sale of its 50% equity interest in Marina District Development Holding Company, LLC ("MDDHC"), the parent company of Borgata, to MGM Resorts International ("MGM") pursuant to an Equity Purchase Agreement (the "Purchase Agreement") enter into on May 31, 2016, as amended on July 19, 2016 by and among Boyd, Boyd Atlantic City, Inc., a wholly-owned subsidiary of Boyd and MGM. (See Note 2, Acquisitions and Divestitures.) We account for our investment in Borgata applying the equity method and report its results as discontinued operations for all periods presented in these consolidated financial statements.

Our consolidated financial statements reflect the results of operations and cash flows of our Dania Jai-Alai property for periods prior to its May 2013 disposition as discontinued operations. See Note 2, Acquisitions and Divestitures, for further discussion.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with maturities of three months or less at their date of purchase, and are on deposit with high credit quality financial institutions. Although these balances may at times exceed the federal insured deposit limit, we believe such risk is mitigated by the quality of the institution holding such deposit. The carrying values of these instruments approximate their fair values as such balances are generally available on demand.

Restricted Cash
Restricted Cash
Restricted cash consists primarily of advance payments related to: (i) future bookings with our Hawaiian travel agency; and (ii) amounts restricted by regulation for gaming and racing purposes. These restricted cash balances are invested in highly liquid instruments with a maturity of 90 days or less. These restricted cash balances are held by high credit quality financial institutions. The carrying value of these instruments approximates their fair value due to their short maturities

Accounts Receivable, net
Accounts Receivable, net
Accounts receivable consist primarily of casino, hotel and other receivables. Accounts receivable are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems the account to be uncollectible, based upon historical collection experience, the age of the receivable and other relevant economic factors. An estimated allowance for doubtful accounts is maintained to reduce our receivables to their carrying amount. As a result, the net carrying value approximates fair value.

Inventories	Inventories Inventories consist primarily of food and beverage and retail items and are stated at the lower of cost or market. Cost is determined using the weighted-average inventory method.
Property and Equipment, Net
Property and Equipment, net
Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets or, for leasehold improvements, over the shorter of the asset's useful life or term of the lease.

The estimated useful lives of our major components of property and equipment are:

Building and improvements	3 through 40 years
Riverboats and barges	5 through 40 years
Furniture and equipment	1 through 10 years

Gains or losses on disposals of assets are recognized as incurred. Costs of major improvements are capitalized, while costs of normal repairs and maintenance are charged to expense as incurred.

For an asset that is held for sale, we recognize the asset at the lower of carrying value or fair market value, less costs of disposal, as estimated based on comparable asset sales, solicited offers, or a discounted cash flow model. For a long-lived asset to be held and used, we review the asset for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We then compare the estimated undiscounted future cash flows of the asset to the carrying value of the asset. The asset is not impaired if the undiscounted future cash flows exceed its carrying value. If the carrying value exceeds the undiscounted future cash flows, then an impairment charge is recorded, typically measured using a discounted cash flow model, which is based on the estimated future results of the relevant reporting unit discounted using our weighted-average cost of capital and market indicators of terminal year free cash flow multiples. All resulting recognized impairment charges are recorded as Impairment of Assets within operating expenses.

Capitalized Interest
Capitalized Interest
Interest costs associated with major construction projects are capitalized as part of the cost of the constructed assets. When no debt is incurred specifically for a project, interest is capitalized on amounts expended for the project using our weighted-average cost of borrowing. Capitalization of interest ceases when the project (or discernible portions of the project) is substantially complete. If substantially all of the construction activities of a project are suspended, capitalization of interest will cease until such activities are resumed. Interest capitalized during the years ended December 31, 2015, 2014 and 2013 was $0.1 million, $1.4 million and $1.1 million, respectively.

Equity Method Investments
Investment in Unconsolidated Subsidiary
We have a 50% non-controlling investment in Borgata, an unconsolidated subsidiary, accounted for under the equity method since its deconsolidation on September 30, 2014. Under the equity method, carrying value is adjusted for our share of the investees’ earnings and losses, as well as capital contributions to and distributions from this entity.

We evaluate our equity method investment for impairment when events or changes in circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value. If such conditions exist, we compare the estimated fair value of the investment to its carrying value to determine if an impairment is indicated and determines whether such impairment is other than temporary based on its assessment of all relevant factors. Estimated fair value is determined using a discounted cash flow analysis based on estimated future cash flows of the investee.

Marketable Securities, Available-for-sale Securities

Investment in Available for Sale Securities
We have an investment in $21.4 million aggregate principal amount of 7.5% Urban Renewal Tax Increment Revenue Bonds, Taxable Series 2007 ("City Bonds"). This investment is classified as available-for-sale and is recorded at fair value. The fair value at December 31, 2015 and 2014 was $17.8 million and $18.4 million, respectively. At both December 31, 2015 and 2014, $0.4 million is included in prepaid expenses and other current assets, and $17.4 million and $18.0 million, respectively, is included in other assets, net.

Future maturities of the City Bonds, excluding the discount, for the years ending December 31 are summarized as follows:

(In thousands)
For the year ending December 31,
2016	$410
2017	440
2018	475
2019	510
2020	550
Thereafter	18,985
Total	$21,370

Schedule of Bond Maturity Dates
Future maturities of the City Bonds, excluding the discount, for the years ending December 31 are summarized as follows:

(In thousands)
For the year ending December 31,
2016	$410
2017	440
2018	475
2019	510
2020	550
Thereafter	18,985
Total	$21,370

Intangible Assets
Intangible Assets
Intangible assets include customer relationships, favorable lease rates, development agreements, gaming license rights and trademarks.

Amortizing Intangible Assets
Customer relationships represent the value of repeat business associated with our customer loyalty programs. These intangible assets are being amortized on an accelerated method over their approximate useful life. Favorable lease rates represent the amount by which acquired lease rental rates are favorable to market terms. These favorable lease values are amortized over the remaining lease term, primarily on leasehold land interests, originally ranging in duration from 41 to 52 years. Development agreements are contracts between two parties establishing an agreement for development of a product or service. These agreements are amortized over the respective cash flow period of the related agreement.

Indefinite-Lived Intangible Assets
Trademarks are based on the value of our brands, which reflect the level of service and quality we provide and from which we generate repeat business. Gaming license rights represent the value of the license to conduct gaming in certain jurisdictions, which is subject to highly extensive regulatory oversight, and a limitation on the number of licenses available for issuance therein. These assets, considered indefinite-lived intangible assets, are not subject to amortization, but instead are subject to an annual impairment test, and between annual test dates in certain circumstances. If the fair value of an indefinite-lived intangible asset is less than its carrying amount, an impairment loss is recognized equal to the difference. License rights are tested for impairment using a discounted cash flow approach, and trademarks are tested for impairment using the relief-from-royalty method.

Goodwill
Goodwill
Goodwill is an asset representing the future economic benefits arising from other assets in a business combination that are not individually identified and separately recognized. Goodwill is not subject to amortization, but it is subject to an annual impairment test and between annual test dates in certain circumstances.

We evaluate goodwill using a weighted average allocation of both the income and market approach models. The income approach is based upon a discounted cash flow method, whereas the market approach uses the guideline public company method. Specifically, the income approach focuses on the expected cash flow of the subject reporting unit, considering the available cash flow for a finite period of years. Available cash flow is defined as the amount of cash that could be distributed as a dividend without impairing the future profitability or operations of the reporting unit. The underlying premise of the income approach is that the value of goodwill can be measured by the present value of the net economic benefit to be received over the life of the reporting unit. The market approach focuses on comparing the reporting unit to selected reasonable similar (or "guideline") publicly-traded companies. Under this method, valuation multiples are: (i) derived from the operating data of selected guideline companies; (ii) evaluated and adjusted based on the strengths and weaknesses of our reporting unit relative to the selected guideline companies; and (iii) applied to the operating data of our reporting unit to arrive at an indication of value. The application of the market approach results in an estimate of the price reasonable expected to be realized from the sale of the subject reporting unit.

Revenue Recognition, Loyalty Programs [Policy Text Block]
Player Loyalty Point Program
We have established promotional programs to encourage repeat business from frequent and active slot machine customers and other patrons. Members earn points based on gaming activity and such points can be redeemed for complimentary slot play, food and beverage, and other free goods and services. We record points redeemed for complimentary slot play as a reduction to gaming revenue and points redeemed for food and beverage and other free goods and services as promotional allowances. The accrual for unredeemed points is based on estimates and assumptions regarding the redemption mix of complimentary slot play, food and beverage, and other free goods and services and the costs of providing those benefits. Historical data is used to assist in the determination of the estimated accruals. The player loyalty point program accrual is included in accrued liabilities on our consolidated balance sheets.

Long-Term Debt, Net
Long-Term Debt, Net
Long-term debt, net is reported as the outstanding debt amount net of amortized cost. Any unamortized debt issuance costs, which include legal and other direct costs related to the issuance of our outstanding debt, or discount granted to the initial purchasers or lenders upon issuance of our debt instruments is recorded as a direct reduction to the face amount of our outstanding debt (see further discussion under Recently Issued Accounting Pronouncements - Accounting Standards Update 2015-03). The debt issuance costs and discount are accreted to interest expense using the effective interest method over the contractual term of the underlying debt. In the event that our debt is modified, repurchased or otherwise reduced prior to its original maturity date, we ratably reduce the unamortized debt issuance costs and discount and record a loss on extinguishment of debt.

Income Taxes
Income Taxes
Income taxes are recorded under the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards. We reduce the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is continually assessed based on a more-likely-than-not realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods, our experience with the utilization of operating loss and tax credit carryforwards before expiration and tax planning strategies.

Our current rate is impacted by adjustments that are largely independent of our operating results before taxes.  Such adjustments relate primarily to the accrual of non-cash tax expense in connection with the tax amortization of indefinite-lived intangible assets that are not available to offset existing deferred tax assets.  The deferred tax liabilities created by the tax amortization of these intangibles cannot be used to offset corresponding increases in the net operating loss deferred tax assets when determining our valuation allowance.

Other Long Term Tax Liabilities
The Company's income tax returns are subject to examination by the Internal Revenue Service ("IRS") and other tax authorities in the locations where it operates. The Company assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes, which prescribe a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements.

Uncertain tax position accounting standards apply to all tax positions related to income taxes. These accounting standards utilize a two-step approach for evaluating tax positions. Recognition occurs when the Company concludes that a tax position, based on its technical merits, is more likely than not to be sustained upon examination. Measurement is only addressed if the position is deemed to be more likely than not to be sustained. The tax benefit is measured as the largest amount of benefit that is more likely than not to be realized upon settlement. Use of the term "more likely than not" indicates the likelihood of occurrence is greater than 50%.

Tax positions failing to qualify for initial recognition are recognized in the first subsequent interim period that they meet the "more likely than not" standard. If it is subsequently determined that a previously recognized tax position no longer meets the "more likely than not" standard, it is required that the tax position is derecognized. Accounting standards for uncertain tax positions specifically prohibit the use of a valuation allowance as a substitute for derecognition of tax positions. As applicable, the Company will recognize accrued penalties and interest related to unrecognized tax benefits in the provision for income taxes. Accrued interest and penalties are included in other long-term tax liabilities on the balance sheet.

Self-Insurance Reserves
Self-Insurance Reserves
We are self-insured for general liability costs and self-insured up to certain stop loss amounts for employee health coverage and workers' compensation costs. Insurance claims and reserves include accruals of estimated settlements for known claims, as well as accruals of estimates for claims incurred but not yet reported. In estimating these accruals, we consider historical loss experience and make judgments about the expected levels of costs per claim. Management believes the estimates of future liability are reasonable based upon our methodology; however, changes in health care costs, accident frequency and severity and other factors could materially affect the estimate for these liabilities. Certain of these claims represent obligations to make future payments; and therefore we discount such reserves to an amount representing the present value of the claims which will be paid in the future using a blended rate, which represents the inherent risk and the average payout duration. Self-insurance reserves are included in other liabilities on our consolidated balance sheets.

Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Comprehensive income (loss) includes net income (loss) and other comprehensive income (loss). Components of the Company's comprehensive income (loss) are reported in the accompanying consolidated statements of changes in stockholders' equity and consolidated statements of comprehensive income (loss). The accumulated other comprehensive income (loss) at December 31, 2015, consists of unrealized gains and losses on the investment available for sale resulting from changes in fair value.

Noncontrolling Interest
Noncontrolling Interest
Noncontrolling interest primarily represents: (i) until the deconsolidation of Borgata on September 30, 2014, the 50% interest in Marina District Development Holding Co., LLC ("Holding Company") held by the Divestiture Trust for the economic benefit of MGM Resorts International ("MGM"), which was initially recorded at fair value at the March 24, 2010 date of the effective change in control; and (ii) until the Echelon sale, which closed on March 4, 2013, all 100% of the members' equity interest in LVE, the variable interest entity which had been consolidated in our financial statements, but in which we held no equity interest.

Revenue Recognition
Revenue Recognition
Gaming revenue represents the net win from gaming activities, which is the aggregate difference between gaming wins and losses. The majority of our gaming revenue is counted in the form of cash and chips and therefore is not subject to any significant or complex estimation procedures. Cash discounts, commissions and other cash incentives to customers related to gaming play are recorded as a reduction of gross gaming revenues.

Race revenue recognition criteria are met at the time the results of the event are official.

Room revenue recognition criteria are met at the time of occupancy.

Food and beverage revenue recognition criteria are met at the time of service.

Promotional Allowances
Promotional Allowances
The retail value of accommodations, food and beverage, and other services furnished to guests without charge is included in gross revenues and then deducted as a promotional allowance. Promotional allowances also include incentives earned in our slot bonus program such as cash and the estimated retail value of goods and services (such as complimentary rooms and food and beverages). We reward customers, through the use of bonus programs, with points based on amounts wagered that can be redeemed for a specified period of time for complimentary slot play, food and beverage, and to a lesser extent for other goods or services, depending upon the property.

Gaming Taxes
Gaming Taxes
We are subject to taxes based on gross gaming revenues in the jurisdictions in which we operate. These gaming taxes are assessed based on our gaming revenues and are recorded as a gaming expense in the consolidated statements of operations. These taxes totaled approximately $332.1 million, $330.8 million and $347.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Advertising Expense
Advertising Expense
Direct advertising costs are expensed the first time such advertising appears. Advertising costs are included in selling, general and administrative expenses on the consolidated statements of operations and totaled $33.4 million, $32.2 million and $30.4 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Corporate Expense	Corporate Expense Corporate expense represents unallocated payroll, professional fees, aircraft costs and various other expenses that are not directly related to our casino hotel operations.
Project Development, Preopening and Writedowns
Project Development, Preopening and Writedowns
Project development, preopening and writedowns represent: (i) certain costs incurred and recoveries realized related to the activities associated with various acquisition opportunities, dispositions and other business development activities in the ordinary course of business; (ii) certain costs of start-up activities that are expensed as incurred and do not qualify as capital costs; and (iii) asset write-downs.

The following reconciles our project development, preopening and writedowns expenses to provide the amounts incurred, net of the amounts eliminated upon the consolidation of LVE prior to the deconsolidation of the entity due to the sale of Echelon:

Year Ended
(In thousands)	December 31, 2013
Project development, preopening and writedown expense:
Amounts incurred by Boyd Gaming Corporation	$12,304
Amounts eliminated upon consolidation of LVE	(1,933)
Amounts reported in our consolidated statements of operations	$10,371

Share-Based Compensation
Share-Based Compensation
Share-based compensation expense is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense, net of estimated forfeitures, over the employee's requisite service period. Compensation costs related to stock option awards are calculated based on the fair value of each major option grant on the date of the grant using the Black-Scholes option pricing model, which requires the following assumptions: expected stock price volatility, risk-free interest rates, expected option lives and dividend yields. We formed our assumptions using historical experience and observable market conditions.

Earnings per Share
Net Income (Loss) per Share
Basic net income (loss) per share is computed by dividing net income (loss) applicable to Boyd Gaming Corporation stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflects the additional dilution for all potentially-dilutive securities, such as stock options.

Due to the net losses for the years ended December 31, 2014 and 2013, the effect of all potential common share equivalents was anti-dilutive, and therefore all such shares were excluded from the computation of diluted weighted average shares outstanding for this period. The amount of potential common share equivalents were as follows:

	Year Ended December 31,
(In thousands)	2014	2013
Potential dilutive effect	913.9	955.6

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that subject us to credit risk consist of cash equivalents and accounts receivable.

Our policy is to limit the amount of credit exposure to any one financial institution, and place investments with financial institutions evaluated as being creditworthy, or in short-term money market and tax-free bond funds which are exposed to minimal interest rate and credit risk. We have bank deposits which may at times exceed federally-insured limits.

Concentration of credit risk, with respect to gaming receivables, is limited through our credit evaluation process. We issue markers to approved gaming customers only following credit checks and investigations of creditworthiness.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Revisions and Reclassifications

Reclassifications
Certain prior period amounts presented in our consolidated financial statements have been reclassified to conform to the current year presentation. These reclassifications relate to debt issuance costs being recorded as a direct deduction from the carrying amount of the related debt liability (see further discussion under Recently Issued Accounting Pronouncements - Accounting Standards Update 2015-03). This reclassification reduced our total assets and total liabilities as previously reported in our consolidated balance sheet for December 31, 2014, by $56.5 million. In addition, asset transactions costs that were previously disaggregated in our consolidated statements of operations for the years ended December 31, 2014 and 2013 were accumulated with preopening expenses. This reclassification had no effect on our retained earnings or net loss as previously reported.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
Accounting Standards Update 2015-17, Balance Sheet Classification of Deferred Taxes ("Update 2015-17")
In November 2015, the FASB issued Update 2015-17 which requires that deferred tax assets and liabilities be presented in the balance sheet as noncurrent. The standard is effective for financial statements issued for annual periods and interim periods within those annual periods beginning after December 15, 2016, and early adoption is permitted. The Company adopted this change in accounting principle during the fourth quarter 2015 prospectively to all deferred tax liabilities and assets, including any related valuation allowance. The deferred tax liabilities and assets in prior periods were not retrospectively adjusted. The Company determined that the impact of the new standard on its consolidated financial statements was not material.

Accounting Standards Update 2015-16, Simplifying the Accounting for Measurement-Period Adjustments ("Update 2015-16")
In September 2015, the FASB issued Update 2015-16, which requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The acquirer must record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. Update 2015-16 further requires an entity to present separately on the face of the income statement or disclose in the notes, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, with early adoption permitted. The impact of the new standard will depend on any future events whereby we have any business combinations and any adjustments to the provisional amounts identified during the measurement period are recorded.

Accounting Standards Update 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements ("Update 2015-15")
In August 2015, the FASB issued Update 2015-15, which further clarifies the presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. Debt issuance costs related to line-of-credit arrangements can either be recorded as a direct deduction from the carrying amount of the related debt liability, consistent with debt discounts, or can be recorded as an asset and subsequently amortized ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Company has elected to record debt issuance costs related to line-of-credit arrangements as a direct deduction from the carrying amount of the related debt liability, consistent with the treatment of all other debt issuance costs with the adoption of Accounting Standards Update 2015-03, Simplifying the Presentation of Debt Issuance Costs (“Update 2015-03”) in the fourth quarter 2015 . See further discussion under Update 2015-03 of the impact of the adoption of Update 2015-15 and Update 2015-03 below.

Accounting Standards Update 2015-14, Revenue from Contracts with Customers - Deferral of the Effective Date ("Update 2015-14")
In August 2015, the FASB issued Update 2015-14, which defers the implementation of Accounting Standards Update 2014-09, Revenue from Contracts with Customers ("Update 2014-09") for one year from the initial effective date. The initial effective date of Update 2014-09 was for annual reporting periods beginning after December 15, 2016, and early adoption was not permitted. Update 2015-14 extends the effective date to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is evaluating the impact of the adoption of Update 2015-14 and 2014-09 to the consolidated financial statements.

Accounting Standards Update 2015-11, Simplifying the Measurement of Inventory ("Update 2015-11")
In July 2015, the FASB issued Update 2015-11, which provides guidance on inventory measurement. Inventory, excluding inventory that is measured using last-in, first-out or the retail inventory method, should be measured at the lower of cost and net realizable value. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, and early adoption is permitted. The Company determined that the impact of the new standard on its consolidated financial statements will not be material.

Accounting Standards Update 2015-08, Business Combinations ("Update 2015-08")
In May 2015, the FASB issued Update 2015-08, which provides updates to guidance related to pushdown accounting and is effective immediately. The impact of the new standard will depend on any future events whereby we obtain control of an entity and elect to apply pushdown accounting.

Accounting Standards Update 2015-05, Customers Accounting for Fees Paid in a Cloud Computing Arrangement ("Update 2015-05")
In April 2015, the FASB issued Update 2015-05, which provides guidance on a customer's accounting for cloud computing costs. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, and early adoption is permitted. The Company determined that the impact of the new standard on its consolidated financial statements will not be material.

Accounting Standards Update 2015-03, Simplifying the Presentation of Debt Issuance Costs ("Update 2015-03")
In April 2015, the FASB issued Update 2015-03, which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, consistent with debt discounts. The Company adopted Update 2015-03, including the election under Update 2015-15, in the fourth quarter 2015 and as a result has reclassified debt financing costs, net of $56.5 million as of December 31, 2014 from an asset to a reduction of long-term debt, net of current maturities and debt issuance costs on the consolidated balance sheet. See additional disclosure of such amounts in Note 8, Long-Term Debt.

Accounting Standards Update 2015-02, Amendments to the Consolidation Analysis ("Update 2015-02")
In February 2015, the FASB issued Update 2015-02, which amends the consolidation requirements in Accounting Standards Codification 810 and changes the consolidation analysis required under GAAP. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, with early adoption permitted. The Company determined that the impact of the new standard on its consolidated financial statements will not be material.

Accounting Standards Update 2015-01, Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items ("Update 2015-01")
In January 2015, the FASB issued Update 2015-01, which eliminated from GAAP the concept of an extraordinary item. An extraordinary item is an event or transaction that is both (1) unusual in nature and (2) infrequently occurring. Under Update 2015-01, an entity will no longer (1) segregate an extraordinary item from the results of ordinary operations; (2) separately present an extraordinary item on its income statement, net of tax, after income from continuing operations; or (3) disclose income taxes and earnings-per-share data applicable to an extraordinary item. The standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, with early adoption permitted. The Company determined that the impact of the new standard on its consolidated financial statements will not be material.

Accounting Standards Update 2014-15, Disclosure of Uncertainties About an Entity's Ability to Continue as a Going Concern ("Update 2014-15")
In August 2014, the FASB issued Update 2014-15, which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016, with early adoption permitted. The Company determined that the impact of the new standard on its consolidated financial statements will not be material.

Accounting Standards Update 2014-12 Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period ("Update 2014-12")
In June 2014, the FASB issued Update 2014-12. Update 2014-12 requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. The standard is effective for annual reporting periods beginning after December 15, 2015, with early adoption permitted. The Company is evaluating the potential impacts of the new standard on its existing stock-based compensation plans.

Accounting Standards Update 2014-09, Revenue from Contracts with Customers ("Update 2014-09")
In May 2014, the FASB issued Update 2014-09, which outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The pronouncement is effective, as amended in Updated 2015-14, for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is permitted for fiscal years beginning after December 15, 2016. The Company is evaluating the impact of the adoption of Update 2014-09 to the consolidated financial statements.

A variety of proposed or otherwise potential accounting standards are currently being studied by standard-setting organizations and certain regulatory agencies. Because of the tentative and preliminary nature of such proposed standards, we have not yet determined the effect, if any, that the implementation of such proposed standards would have on our consolidated financial statements.